TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key management compensation expenses comprised
Salaries and short-term employee benefits	₪ 27	₪ 22	₪ 21
Long term employment benefits	3	3	3
Employee share-based compensation expenses	12	9	11
Key management compensation expenses	42	34	₪ 35
Statement of financial position items - key management
Current liabilities:	10	9
Non-current liabilities:	₪ 10	₪ 10